Capital and Reserves (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Issued and paid-in share capital as at the beginning of the period	79,866	19,870	15,447
Issued in reverse merger	0	30,526	0
Exercise of share options during the period - Investor-related	3,010	11,302	2,255
Exercise of share options during the period - Share-Based Payment-related	2,218	294	0
Issued not for cash during the period	12,088	0	0
Issued for cash during the period	28,588	17,874	2,168
Issued and paid-in share capital as at December 31	125,770	79,866	19,870
Authorized share capital	1,000,000	1,000,000	1,000,000